Cover	May 04, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 04, 2021
Entity Registrant Name	Warner Music Group Corp.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-32502
Entity Tax Identification Number	13-4271875
Entity Address, Address Line One	1633 Broadway
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	(212)
Local Phone Number	275-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock
Trading Symbol	WMG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001319161